INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Narrative) (Details) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2020	Dec. 31, 2021 USD ($) vessel tanker Rate	Dec. 31, 2020 USD ($) vessel tanker	Dec. 31, 2019 USD ($) vessel Rate	Jun. 05, 2015 vessel
Sale Leaseback Transaction [Line Items]
Term of charters, maximum (in years)	7 years	5 years
Gain on sale of vessels		$ 39,405	$ 2,250	$ 0
Vessel impairment charge		$ 1,927	$ 333,149	$ 60,054
Number of container vessels accounted for as direct financing leases | vessel		15	15
Term of lease or charter			5 years
Assets accounted for as sales-type lease | vessel		10
Number of container vessels reclassified as sales-type leases | vessel			7
Transfer from associated companies			$ 67,200
Equity method investment, number of chartered-in vessels | vessel		4	4
Number of vessels accounted for as leaseback assets | vessel				6
Sales-type and direct financing leases, lease receivable, payments to be received		$ 120,411
MSC
Sale Leaseback Transaction [Line Items]
Term of lease or charter				6 years
Number of vessels accounted for as leaseback assets | vessel		3		3
Hunter Group ASA
Sale Leaseback Transaction [Line Items]
Term of lease or charter			5 years
Number of vessels accounted for as leaseback assets | tanker			3
Number of container vessels | vessel			3
Proceeds from sale of vessels and termination of charters			$ 176,200
Debt repaid			$ 142,500
Disposal Group, Disposed of by Sale, Not Discontinued Operations | River Box
Sale Leaseback Transaction [Line Items]
Ownership percentage of disposed assets			50.10%
Investments in sales-type and direct financing leases			$ 540,908
West Linus
Sale Leaseback Transaction [Line Items]
Property, Plant And Equipment, Reclassifications		$ 355,600
West Linus
Sale Leaseback Transaction [Line Items]
Direct financing lease following the sale of River Box			361,000
Front Hakata
Sale Leaseback Transaction [Line Items]
Gain on sale of vessels			$ 1,400
Sea Leopard
Sale Leaseback Transaction [Line Items]
Number of offshore supply vessels under finance lease | vessel			1
Loss on disposition			$ 30
MSC Margarita And MSC Vidhi
Sale Leaseback Transaction [Line Items]
Term of lease or charter		7 years
Assets accounted for as sales-type lease | vessel			10
Frontline Charterers
Sale Leaseback Transaction [Line Items]
Assets accounted for as direct financing leases and leased to related parties | vessel		2	2		17
Direct financing lease following the sale of River Box		$ 69,800	$ 76,100
Sales-type and direct financing leases, lease receivable, payments to be received		$ 74,800
Frontline Shipping
Sale Leaseback Transaction [Line Items]
Capitalized costs				$ 4,200
Number of VLCCs accounts for as leaseback assets | vessel		2
Percentage share of joint costs | Rate		50.00%		50.00%
Sales-Type Leases and Direct Financing Leases
Sale Leaseback Transaction [Line Items]
Number of vessel charters | vessel		12	28
Sales-Type Leases and Direct Financing Leases | Frontline Charterers
Sale Leaseback Transaction [Line Items]
Assets accounted for as direct financing leases and leased to related parties | tanker		2	2
Leaseback Assets
Sale Leaseback Transaction [Line Items]
Number of vessel charters | vessel		1	4
Investments in sales-type, direct financing leases and leaseback assets
Sale Leaseback Transaction [Line Items]
Vessel impairment charge			$ 200	$ 5,000